Annual Fund Operating Expenses	Dec. 31, 2025
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%	[2]
Expenses (as a percentage of Assets)	1.02%	[3]
Fee Waiver or Reimbursement	0.17%	[3]
Net Expenses (as a percentage of Assets)	0.85%	[3]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%	[2]
Expenses (as a percentage of Assets)	1.28%	[3]
Fee Waiver or Reimbursement	0.08%	[3]
Net Expenses (as a percentage of Assets)	1.20%	[3]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.75%	[4]
Other Expenses (as a percentage of Assets):	0.52%	[2]
Expenses (as a percentage of Assets)	1.92%	[3]
Fee Waiver or Reimbursement	0.93%	[3]
Net Expenses (as a percentage of Assets)	0.99%	[3]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%	[2]
Expenses (as a percentage of Assets)	2.03%	[3]
Fee Waiver or Reimbursement	0.08%	[3]
Net Expenses (as a percentage of Assets)	1.95%	[3]
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[2]
Expenses (as a percentage of Assets)	0.91%	[3]
Fee Waiver or Reimbursement	0.10%	[3]
Net Expenses (as a percentage of Assets)	0.81%	[3]
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.16%
Expenses (as a percentage of Assets)	1.96%	[5]
Fee Waiver or Reimbursement	0.96%	[5]
Net Expenses (as a percentage of Assets)	1.00%	[5]
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.33%
Expenses (as a percentage of Assets)	2.38%	[5]
Fee Waiver or Reimbursement	1.03%	[5]
Net Expenses (as a percentage of Assets)	1.35%	[5]
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.40%
Expenses (as a percentage of Assets)	3.20%	[5]
Fee Waiver or Reimbursement	1.10%	[5]
Net Expenses (as a percentage of Assets)	2.10%	[5]
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	7.98%
Expenses (as a percentage of Assets)	8.78%	[5]
Fee Waiver or Reimbursement	7.83%	[5]
Net Expenses (as a percentage of Assets)	0.95%	[5]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%	[7]
Expenses (as a percentage of Assets)	1.53%	[8]
Fee Waiver or Reimbursement	0.53%	[8]
Net Expenses (as a percentage of Assets)	1.00%	[8]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.74%	[7]
Expenses (as a percentage of Assets)	1.79%	[8]
Fee Waiver or Reimbursement	0.47%	[8]
Net Expenses (as a percentage of Assets)	1.32%	[8]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	1.46%	[7]
Expenses (as a percentage of Assets)	3.01%	[8]
Fee Waiver or Reimbursement	1.16%	[8]
Net Expenses (as a percentage of Assets)	1.85%	[8]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.79%	[7]
Expenses (as a percentage of Assets)	2.59%	[8]
Fee Waiver or Reimbursement	0.49%	[8]
Net Expenses (as a percentage of Assets)	2.10%	[8]
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.93%	[7]
Expenses (as a percentage of Assets)	5.73%	[8]
Fee Waiver or Reimbursement	4.78%	[8]
Net Expenses (as a percentage of Assets)	0.95%	[8]
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	7.36%	[10]
Expenses (as a percentage of Assets)	8.16%	[11]
Fee Waiver or Reimbursement	7.16%	[11]
Net Expenses (as a percentage of Assets)	1.00%	[11]
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	7.93%	[10]
Expenses (as a percentage of Assets)	8.98%	[11]
Fee Waiver or Reimbursement	7.63%	[11]
Net Expenses (as a percentage of Assets)	1.35%	[11]
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[9]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	8.07%	[10]
Expenses (as a percentage of Assets)	9.87%	[11]
Fee Waiver or Reimbursement	7.77%	[11]
Net Expenses (as a percentage of Assets)	2.10%	[11]
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.62%	[10]
Expenses (as a percentage of Assets)	16.42%	[11]
Fee Waiver or Reimbursement	15.47%	[11]
Net Expenses (as a percentage of Assets)	0.95%	[11]
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[13]
Expenses (as a percentage of Assets)	0.63%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[12]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[13]
Expenses (as a percentage of Assets)	0.89%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[12]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.23%	[13]
Expenses (as a percentage of Assets)	1.40%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[12]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[13]
Expenses (as a percentage of Assets)	1.64%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[13]
Expenses (as a percentage of Assets)	0.53%
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[15]
Expenses (as a percentage of Assets)	1.19%	[16]
Fee Waiver or Reimbursement	0.19%	[16]
Net Expenses (as a percentage of Assets)	1.00%	[16]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[14]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[15]
Expenses (as a percentage of Assets)	1.50%	[16]
Fee Waiver or Reimbursement	0.15%	[16]
Net Expenses (as a percentage of Assets)	1.35%	[16]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[14]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.80%	[15]
Expenses (as a percentage of Assets)	2.47%	[16]
Fee Waiver or Reimbursement	0.62%	[16]
Net Expenses (as a percentage of Assets)	1.85%	[16]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[14]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%	[15]
Expenses (as a percentage of Assets)	2.29%	[16]
Fee Waiver or Reimbursement	0.19%	[16]
Net Expenses (as a percentage of Assets)	2.10%	[16]
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[15]
Expenses (as a percentage of Assets)	1.12%	[16]
Fee Waiver or Reimbursement	0.19%	[16]
Net Expenses (as a percentage of Assets)	0.93%	[16]
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	5.63%	[18]
Expenses (as a percentage of Assets)	6.28%	[19]
Fee Waiver or Reimbursement	5.43%	[19]
Net Expenses (as a percentage of Assets)	0.85%	[19]
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[17]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	6.07%	[18]
Expenses (as a percentage of Assets)	6.97%	[19]
Fee Waiver or Reimbursement	5.77%	[19]
Net Expenses (as a percentage of Assets)	1.20%	[19]
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[17]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	11.43%	[18]
Expenses (as a percentage of Assets)	13.08%	[19]
Fee Waiver or Reimbursement	11.13%	[19]
Net Expenses (as a percentage of Assets)	1.95%	[19]
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	8.34%	[18]
Expenses (as a percentage of Assets)	8.99%	[19]
Fee Waiver or Reimbursement	8.19%	[19]
Net Expenses (as a percentage of Assets)	0.80%	[19]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	12.93%
Expenses (as a percentage of Assets)	13.68%	[20]
Fee Waiver or Reimbursement	12.73%	[20]
Net Expenses (as a percentage of Assets)	0.95%	[20]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	19.64%
Expenses (as a percentage of Assets)	20.64%	[20]
Fee Waiver or Reimbursement	19.34%	[20]
Net Expenses (as a percentage of Assets)	1.30%	[20]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	20.08%
Expenses (as a percentage of Assets)	21.83%	[20]
Fee Waiver or Reimbursement	19.78%	[20]
Net Expenses (as a percentage of Assets)	2.05%	[20]
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	19.80%
Expenses (as a percentage of Assets)	20.55%	[20]
Fee Waiver or Reimbursement	19.65%	[20]
Net Expenses (as a percentage of Assets)	0.90%	[20]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[21]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%	[22]
Expenses (as a percentage of Assets)	1.31%	[23]
Fee Waiver or Reimbursement	0.21%	[23]
Net Expenses (as a percentage of Assets)	1.10%	[23]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[21]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%	[22]
Expenses (as a percentage of Assets)	1.58%	[23]
Fee Waiver or Reimbursement	0.13%	[23]
Net Expenses (as a percentage of Assets)	1.45%	[23]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[21]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.57%	[22]
Expenses (as a percentage of Assets)	2.37%	[23]
Fee Waiver or Reimbursement	0.17%	[23]
Net Expenses (as a percentage of Assets)	2.20%	[23]
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[21]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%	[22]
Expenses (as a percentage of Assets)	1.25%	[23]
Fee Waiver or Reimbursement	0.20%	[23]
Net Expenses (as a percentage of Assets)	1.05%	[23]
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[24]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%	[25],[26]
Expenses (as a percentage of Assets)	1.94%	[27]
Fee Waiver or Reimbursement	0.78%	[27]
Net Expenses (as a percentage of Assets)	1.16%	[27]
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[24]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.16%	[25],[26]
Expenses (as a percentage of Assets)	2.31%	[27]
Fee Waiver or Reimbursement	0.80%	[27]
Net Expenses (as a percentage of Assets)	1.51%	[27]
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[24]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.16%	[25],[26]
Expenses (as a percentage of Assets)	3.06%	[27]
Fee Waiver or Reimbursement	0.80%	[27]
Net Expenses (as a percentage of Assets)	2.26%	[27]
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[24]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	20.84%	[25],[26]
Expenses (as a percentage of Assets)	21.74%	[27]
Fee Waiver or Reimbursement	20.63%	[27]
Net Expenses (as a percentage of Assets)	1.11%	[27]
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[29]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.94%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[28]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%	[29]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.22%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[28]
Distribution and Service (12b-1) Fees	0.75%	[30]
Other Expenses (as a percentage of Assets):	0.29%	[29]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	0.45%	[30]
Net Expenses (as a percentage of Assets)	1.32%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[28]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[29]
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.95%
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[29]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[32]
Expenses (as a percentage of Assets)	1.01%	[33]
Fee Waiver or Reimbursement	0.01%	[33]
Net Expenses (as a percentage of Assets)	1.00%	[33]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[31]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[32]
Expenses (as a percentage of Assets)	1.30%	[33]
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	1.30%	[33]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[31]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.69%	[32]
Expenses (as a percentage of Assets)	2.21%	[33]
Fee Waiver or Reimbursement	0.36%	[33]
Net Expenses (as a percentage of Assets)	1.85%	[33]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[31]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%	[32]
Expenses (as a percentage of Assets)	2.05%	[33]
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	2.05%	[33]
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[32]
Expenses (as a percentage of Assets)	0.90%	[33]
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	0.90%	[33]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[35]
Expenses (as a percentage of Assets)	1.08%	[36]
Fee Waiver or Reimbursement	0.08%	[36]
Net Expenses (as a percentage of Assets)	1.00%	[36]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[34]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[35]
Expenses (as a percentage of Assets)	1.35%	[36]
Fee Waiver or Reimbursement	0.00%	[36]
Net Expenses (as a percentage of Assets)	1.35%	[36]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[34]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	1.60%	[35]
Expenses (as a percentage of Assets)	3.15%	[36]
Fee Waiver or Reimbursement	1.30%	[36]
Net Expenses (as a percentage of Assets)	1.85%	[36]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[34]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%	[35]
Expenses (as a percentage of Assets)	2.11%	[36]
Fee Waiver or Reimbursement	0.01%	[36]
Net Expenses (as a percentage of Assets)	2.10%	[36]
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[35]
Expenses (as a percentage of Assets)	1.23%	[36]
Fee Waiver or Reimbursement	0.29%	[36]
Net Expenses (as a percentage of Assets)	0.94%	[36]
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.05%	[37]
Fee Waiver or Reimbursement	0.05%	[37]
Net Expenses (as a percentage of Assets)	1.00%	[37]
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.33%	[37]
Fee Waiver or Reimbursement	0.00%	[37]
Net Expenses (as a percentage of Assets)	1.33%	[37]
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	2.08%	[37]
Fee Waiver or Reimbursement	0.00%	[37]
Net Expenses (as a percentage of Assets)	2.08%	[37]
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	6.30%
Expenses (as a percentage of Assets)	7.05%	[37]
Fee Waiver or Reimbursement	6.10%	[37]
Net Expenses (as a percentage of Assets)	0.95%	[37]
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.57%	[38]
Fee Waiver or Reimbursement	0.57%	[38]
Net Expenses (as a percentage of Assets)	1.00%	[38]
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	1.85%	[38]
Fee Waiver or Reimbursement	0.50%	[38]
Net Expenses (as a percentage of Assets)	1.35%	[38]
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.66%	[38]
Fee Waiver or Reimbursement	0.56%	[38]
Net Expenses (as a percentage of Assets)	2.10%	[38]
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.84%
Expenses (as a percentage of Assets)	16.59%	[38]
Fee Waiver or Reimbursement	15.64%	[38]
Net Expenses (as a percentage of Assets)	0.95%	[38]
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.87%	[39]
Fee Waiver or Reimbursement	0.07%	[39]
Net Expenses (as a percentage of Assets)	0.80%	[39]
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.13%	[39]
Fee Waiver or Reimbursement	0.00%	[39]
Net Expenses (as a percentage of Assets)	1.13%	[39]
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.89%	[39]
Fee Waiver or Reimbursement	0.00%	[39]
Net Expenses (as a percentage of Assets)	1.89%	[39]
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.08%	[39]
Fee Waiver or Reimbursement	0.33%	[39]
Net Expenses (as a percentage of Assets)	0.75%	[39]
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	9.76%	[41]
Expenses (as a percentage of Assets)	10.18%	[42]
Fee Waiver or Reimbursement	9.45%	[42]
Net Expenses (as a percentage of Assets)	0.73%	[42]
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[44]
Expenses (as a percentage of Assets)	1.01%	[45]
Fee Waiver or Reimbursement	0.06%	[45]
Net Expenses (as a percentage of Assets)	0.95%	[45]
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.10%	[47]
Expenses (as a percentage of Assets)	15.90%	[48]
Fee Waiver or Reimbursement	14.96%	[48]
Net Expenses (as a percentage of Assets)	0.94%	[48]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%	[49]
Fee Waiver or Reimbursement	0.21%	[49]
Net Expenses (as a percentage of Assets)	0.90%	[49]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.39%	[49]
Fee Waiver or Reimbursement	0.14%	[49]
Net Expenses (as a percentage of Assets)	1.25%	[49]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.94%	[49]
Fee Waiver or Reimbursement	0.19%	[49]
Net Expenses (as a percentage of Assets)	1.75%	[49]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.30%
Expenses (as a percentage of Assets)	2.95%	[49]
Fee Waiver or Reimbursement	0.95%	[49]
Net Expenses (as a percentage of Assets)	2.00%	[49]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	6.85%
Expenses (as a percentage of Assets)	7.50%	[49]
Fee Waiver or Reimbursement	6.65%	[49]
Net Expenses (as a percentage of Assets)	0.85%	[49]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.30%	[50]
Fee Waiver or Reimbursement	0.31%	[50]
Net Expenses (as a percentage of Assets)	0.99%	[50]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.60%	[50]
Fee Waiver or Reimbursement	0.25%	[50]
Net Expenses (as a percentage of Assets)	1.35%	[50]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.43%	[50]
Fee Waiver or Reimbursement	0.33%	[50]
Net Expenses (as a percentage of Assets)	2.10%	[50]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.79%
Expenses (as a percentage of Assets)	2.54%	[50]
Fee Waiver or Reimbursement	1.59%	[50]
Net Expenses (as a percentage of Assets)	0.95%	[50]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.15%	[51]
Fee Waiver or Reimbursement	0.16%	[51]
Net Expenses (as a percentage of Assets)	0.99%	[51]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.49%	[51]
Fee Waiver or Reimbursement	0.14%	[51]
Net Expenses (as a percentage of Assets)	1.35%	[51]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	1.52%
Expenses (as a percentage of Assets)	3.02%	[51]
Fee Waiver or Reimbursement	1.17%	[51]
Net Expenses (as a percentage of Assets)	1.85%	[51]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.06%
Expenses (as a percentage of Assets)	2.81%	[51]
Fee Waiver or Reimbursement	0.71%	[51]
Net Expenses (as a percentage of Assets)	2.10%	[51]
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.03%	[51]
Fee Waiver or Reimbursement	0.08%	[51]
Net Expenses (as a percentage of Assets)	0.95%	[51]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	13.11%
Expenses (as a percentage of Assets)	13.76%	[52]
Fee Waiver or Reimbursement	12.91%	[52]
Net Expenses (as a percentage of Assets)	0.85%	[52]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	26.24%
Expenses (as a percentage of Assets)	26.99%	[53]
Fee Waiver or Reimbursement	26.04%	[53]
Net Expenses (as a percentage of Assets)	0.95%	[53]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	16.91%
Expenses (as a percentage of Assets)	17.66%	[54]
Fee Waiver or Reimbursement	16.71%	[54]
Net Expenses (as a percentage of Assets)	0.95%	[54]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.96%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.21%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.77%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.95%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.84%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.87%
Expenses (as a percentage of Assets)	1.52%	[55]
Fee Waiver or Reimbursement	0.72%	[55]
Net Expenses (as a percentage of Assets)	0.80%	[55]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.98%
Expenses (as a percentage of Assets)	1.88%	[55]
Fee Waiver or Reimbursement	0.73%	[55]
Net Expenses (as a percentage of Assets)	1.15%	[55]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	2.45%	[55]
Fee Waiver or Reimbursement	0.80%	[55]
Net Expenses (as a percentage of Assets)	1.65%	[55]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.97%
Expenses (as a percentage of Assets)	2.62%	[55]
Fee Waiver or Reimbursement	0.72%	[55]
Net Expenses (as a percentage of Assets)	1.90%	[55]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.28%
Expenses (as a percentage of Assets)	4.93%	[55]
Fee Waiver or Reimbursement	4.18%	[55]
Net Expenses (as a percentage of Assets)	0.75%	[55]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.08%	[56]
Fee Waiver or Reimbursement	0.13%	[56]
Net Expenses (as a percentage of Assets)	0.95%	[56]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.24%	[56]
Fee Waiver or Reimbursement	0.00%	[56]
Net Expenses (as a percentage of Assets)	1.24%	[56]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.94%	[56]
Fee Waiver or Reimbursement	0.14%	[56]
Net Expenses (as a percentage of Assets)	1.80%	[56]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	2.72%	[56]
Fee Waiver or Reimbursement	0.67%	[56]
Net Expenses (as a percentage of Assets)	2.05%	[56]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%	[56]
Fee Waiver or Reimbursement	0.08%	[56]
Net Expenses (as a percentage of Assets)	0.91%	[56]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.21%
Expenses (as a percentage of Assets)	15.91%	[57]
Fee Waiver or Reimbursement	15.06%	[57]
Net Expenses (as a percentage of Assets)	0.85%	[57]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	17.70%
Expenses (as a percentage of Assets)	18.65%	[57]
Fee Waiver or Reimbursement	17.45%	[57]
Net Expenses (as a percentage of Assets)	1.20%	[57]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	18.40%
Expenses (as a percentage of Assets)	20.10%	[57]
Fee Waiver or Reimbursement	18.15%	[57]
Net Expenses (as a percentage of Assets)	1.95%	[57]
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	18.29%
Expenses (as a percentage of Assets)	18.99%	[57]
Fee Waiver or Reimbursement	18.19%	[57]
Net Expenses (as a percentage of Assets)	0.80%	[57]

[1]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[2]
3	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[3]
4	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 0.99% for Class L, 1.95% for Class C and 0.81% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of the Company acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[4]
2	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

[5]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[6]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[7]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[8]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.32% for Class A, 1.85% for Class L, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[9]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[10]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[11]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[12]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[13]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[14]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[15]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[16]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.93% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[17]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[18]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[19]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.95% for Class C and 0.80% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[20]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I, 1.30% for Class A, 2.05% for Class C and 0.90% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[21]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[22]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[23]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A, 2.20% for Class C and 1.05% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[24]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[25]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[26]
3	Other Expenses include interest expense of 0.01% which is not included in the determination of the expense limitation. Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.15%, 1.50%, 2.25% and 1.10% for Class I, Class A, Class C and Class R6, respectively.

[27]
4	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I, 1.50% for Class A, 2.25% for Class C and 1.10% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[28]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[29]
3	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[30]
2	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund Inc. (the “Company”) acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

[31]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[32]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[33]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[34]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[35]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[36]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[37]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[38]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[39]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.90% for Class C and 0.75% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[40]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[41]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[42]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.73% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[43]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[44]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[45]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[46]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[47]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[48]
3	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.94% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[49]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L, 2.00% for Class C and 0.85% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[50]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[51]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[52]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[53]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[54]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[55]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.65% for Class L, 1.90% for Class C and 0.75% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[56]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I, 1.30% for Class A, 1.80% for Class L, 2.05% for Class C and 0.91% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[57]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.95% for Class C and 0.80% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.